Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	$ 67,182	$ 80,497
Additions	7,760	6,644
Depreciation for the year	(5,747)	(7,745)
Impairments, net of reversals	(250)	(838)
Disposals	(47)	(79)
Transferred to assets held for sale	(331)	(10,672)
Exchange variations taken to reserve	(1)	1
Transfers and other movements	(525)	(626)
At the end of the financial year	68,041	67,182
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	126,728
At the end of the financial year	132,149	126,728
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(59,546)
At the end of the financial year	(64,108)	(59,546)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,152	8,547
Additions	5	(20)
Depreciation for the year	(585)	(548)
Impairments, net of reversals	(9)	(9)
Disposals	(2)	(7)
Transferred to assets held for sale		(21)
Transfers and other movements	324	210
At the end of the financial year	7,885	8,152
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	12,525
At the end of the financial year	12,825	12,525
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(4,373)
At the end of the financial year	(4,940)	(4,373)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	40,885	49,427
Additions	515	110
Depreciation for the year	(4,885)	(6,467)
Impairments, net of reversals	(234)	(507)
Disposals	(40)	(26)
Transferred to assets held for sale		(4,426)
Exchange variations taken to reserve	(1)	1
Transfers and other movements	1,934	2,773
At the end of the financial year	38,174	40,885
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	91,037
At the end of the financial year	92,090	91,037
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(50,152)
At the end of the financial year	(53,916)	(50,152)
Mineral rights and petroleum interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,974	15,557
Additions	1,023	873
Depreciation for the year	(277)	(730)
Impairments, net of reversals		(260)
Disposals	(5)	(36)
Transferred to assets held for sale		(5,563)
Transfers and other movements	(504)	(867)
At the end of the financial year	9,211	8,974
Mineral rights and petroleum interests [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	13,212
At the end of the financial year	13,681	13,212
Mineral rights and petroleum interests [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(4,238)
At the end of the financial year	(4,470)	(4,238)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	7,554	5,536
Additions	5,799	5,423
Disposals		(1)
Transferred to assets held for sale	(331)	(662)
Transfers and other movements	(1,873)	(2,742)
At the end of the financial year	11,149	7,554
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	7,554
At the end of the financial year	11,149	7,554
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	1,617	1,430
Additions	418	258
Impairments, net of reversals	(7)	(62)
Disposals		(9)
Transfers and other movements	(406)
At the end of the financial year	1,622	1,617
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	2,400
At the end of the financial year	2,404	2,400
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(783)
At the end of the financial year	$ (782)	$ (783)